Offerings	Jul. 06, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 14,375,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,985.19
Offering Note	Note 1a: In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of Common Stock that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions. Note 1b: The Proposed Maximum Aggregate Offering Price of the Common Stock offered hereby (including the shoe) is based on an assumed public offering price of $0.7151 per share, which is equal to the closing price per share of the Registrant's Common Stock on the NYSE American on July 2, 2026. Includes shares of Common Stock issuable upon the Representative's exercise in full of the over-allotment option. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1a. The Proposed Maximum Aggregate Offering Price of the Common Stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Warrants offered and sold in the offering. Accordingly, no separate registration fee is payable with respect to the Pre-Funded Warrants (or the shares of Common Stock issuable upon exercise thereof) pursuant to Rule 457(g).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock underlying Pre-Funded Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 2.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Two-Year Milestone Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1a. No separate registration fee is payable with respect to the Two-Year Milestone Warrants or the Five-Year Milestone Warrants (or the Pre-Funded Warrants issuable upon exercise thereof) pursuant to Rule 457(g). The Proposed Maximum Aggregate Offering Price of the Common Stock underlying the Milestone Warrants is calculated based on the assumed exercise price of $0.7151 per share of Common Stock. Includes shares of Common Stock issuable upon the Representative's exercise in full of the over-allotment option.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share, underlying Two-Year Milestone Warrants
Maximum Aggregate Offering Price	$ 14,375,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,985.19
Offering Note	See Offering Note 4.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Five-Year Milestone Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 4.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share, underlying Five-Year Milestone Warrants
Maximum Aggregate Offering Price	$ 14,375,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,985.19
Offering Note	See Offering Note 4.